Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 22, 2017	Mar. 03, 2017	Dec. 31, 2016
10.0 % First Priority Secured Notes Due 2019 [Member]
Subsequent Event [Line Items]
Price in percent at which excess cash flow offer are made			102.00%
10.0 % First Priority Secured Notes Due 2019 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Excess cash flow offer, amount	$ 20,000
Price in percent at which excess cash flow offer are made	102.00%
Series B Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock dividends per share declared		$ 54.6875